Interests in unconsolidated structured entities - Summary of exposure to risk relating to its interests in unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	₩ 50,138,523	₩ 47,992,948
Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	45,267,412	42,997,001
ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	3,174,520	3,390,538
Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	1,267,042	1,407,370
Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk		95,000
Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	429,549	103,039
Assets-backed securitization
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	15,674,132	13,207,947
Assets-backed securitization | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	14,290,523	11,759,206
Assets-backed securitization | ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	1,029,819	1,014,702
Assets-backed securitization | Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	353,790	419,039
Assets-backed securitization | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk		15,000
Structured financing
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	18,660,194	18,175,886
Structured financing | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	17,306,931	16,899,743
Structured financing | ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	10,462	104,773
Structured financing | Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	913,252	988,331
Structured financing | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk		80,000
Structured financing | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	429,549	103,039
Investment fund
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	15,804,197	16,609,115
Investment fund | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	13,669,958	14,338,052
Investment fund | ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	₩ 2,134,239	2,271,063
Investment fund | Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk		₩ 0